Acquisitions and Related Transactions (2017 Acquisitions) (Details) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2017 USD ($)	Oct. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 382
Income (loss) from discontinued operations, net of income taxes			$ (479)	$ 81	$ 130
Subsequent Event [Member] | 7-Eleven Transaction [Member]
Business Acquisition [Line Items]
Number of Stores	1,112
Payments to Acquire Businesses, Gross	$ 3,300
Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member]
Business Acquisition [Line Items]
Number of Stores	208
Sold in another transaction [Member] | Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member]
Business Acquisition [Line Items]
Number of Stores	9
Stores held for sale [Member] | Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member]
Business Acquisition [Line Items]
Number of Stores	97
Stores held for sale and currently sold [Member] | Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member]
Business Acquisition [Line Items]
Number of Stores	16
Stores held for sale and currently under contract [Member] | Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member]
Business Acquisition [Line Items]
Number of Stores	20
7-Eleven Transaction [Member] | Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member]
Business Acquisition [Line Items]
Number of Stores	31
Currently being marketed [Member] | Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member]
Business Acquisition [Line Items]
Number of Stores	21
Sunoco LP Convenience Store Sale [Member]
Business Acquisition [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents			20	25
Disposal Group, Including Discontinued Operation, Revenue			7,402	7,922	3,052
Disposal Group, Including Discontinued Operation, Assets			4,549	4,647
Disposal Group, Including Discontinued Operation, Other Assets			2	19
Disposal Group, Including Discontinued Operation, Intangible Assets			503	535
Disposal Group, Including Discontinued Operation, Goodwill			1,568	1,988
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment			2,185	1,899
Disposal Group, Including Discontinued Operation, Other Assets, Current			83	10
Disposal Group, Including Discontinued Operation, Inventory			188	171
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent			68	67
Disposal Group, Including Discontinued Operation, Costs of Goods Sold			6,020	6,574	2,553
Disposal Group, Including Discontinued Operation, Operating Expense			1,486	933	291
Disposal Group, Including Discontinued Operation, Depreciation and Amortization			193	175	55
Disposal Group, Including Discontinued Operation, General and Administrative Expense			114	91	55
Disposal Group, Including Discontinued Operations, Total Costs and Expenses			7,813	7,773	2,954
Disposal Group, Including Discontinued Operation, Operating Income (Loss)			(411)	149	98
Disposal Group, Including Discontinued Operation, Interest Expense			29	22	1
Disposal Group, Including Discontinued Operation, Other Expense			8	(2)	(1)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax			(448)	129	98
Discontinued Operation, Tax Effect of Discontinued Operation			31	48	32
Income (loss) from discontinued operations, net of income taxes			(479)	81	66
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent			$ (12)	$ 1	$ 3